INCOME TAX - Reconciliation of income tax expense to prima facie tax payable (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Reconciliation of income tax expense to prima facie tax payable
Loss before income tax expense	$ (6,425,604)	$ (5,463,872)	$ (8,403,826)
Tax at the Australian tax rate of 27.50% (2017: 27.50% and 2016: 28.50%)	$ (1,767,041)	(1,502,565)	$ (2,311,052)
Australian tax rate	27.50%		27.50%	28.50%
Share-based payments expense	$ 92,153	35,650	$ 33,079
Research and development tax incentive	541,596	148,346	108,163
Other non-deductible items	590	1,509	1,257
Other assessable items			81,155
Income tax expenses before unrecognized tax losses	(1,132,702)	(1,317,060)	(2,087,398)
Difference in overseas tax rates	41,009	67,557	(96,775)
Under /(over) provision	1,126,722	(268,092)	(75,054)
Temporary differences not recognized	(121,965)
Research and development tax credit	(238,084)	(82,322)	(69,619)
Tax losses not recognized	$ 325,020	$ 1,599,917	$ 2,328,846